Shareholders' Equity - Schedule of Common Stock Equivalents (Details) (10-K) (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Convertible Debt Securities [Member]
Exercise price	$ 0.30	$ 0.30
Convertible Series A Preferred Stock
Exercise price	$ 0.08	$ 0.08